GOODWILL AND INTANGIBLE ASSETS - Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 7,908
2024	2,658
2025	99
2026	0
2027	0
Thereafter	0
Other intangible assets	$ 10,665